Summary Of Significant Accounting Policies - Summary of estimated useful lives using the declining-balance method as follows (Detail)	12 Months Ended
Dec. 31, 2020
Computer Equipment [Member]
Schedule Of Property And Equipment Estimated Useful Life [Line Items]
Depreciation rate property plant and equipment	30.00%
Computer software [Member]
Schedule Of Property And Equipment Estimated Useful Life [Line Items]
Depreciation rate property plant and equipment	30.00%
Furniture and Fixtures [Member]
Schedule Of Property And Equipment Estimated Useful Life [Line Items]
Depreciation rate property plant and equipment	20.00%
Networking equipment [Member]
Schedule Of Property And Equipment Estimated Useful Life [Line Items]
Depreciation rate property plant and equipment	20.00%